INTEREST-BEARING LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
INTEREST-BEARING LOANS AND BORROWINGS
Schedule of interest-bearing loans and borrowings

		As of December 31,
	Note	2024	2025	2025
		VND million	VND million	USD
Short-term
Loans from banks	13.1	24,210,045	26,872,866	1,069,737,112
Current portion of long-term loans	13.2	7,279,170	5,258,070	209,309,741
Current portion of bonds	13.3	7,605,487	2,485,000	98,921,221
Loans from others		29,384	—	—
TOTAL		39,124,086	34,615,936	1,377,968,075
Long-term
Loans from banks	13.2	16,924,140	36,214,061	1,441,585,168
Bonds	13.3	5,938,750	11,334,167	451,182,955
TOTAL		22,862,890	47,548,228	1,892,768,122

Schedule of short-term loans from banks and interest rate

Bank	As of December 31, 2025		Principal maturity date	Collateral
		USD
		(Convenience
	VND million	translation)
Bank 1	9,667,947	384,855,181	From January	Shares and properties of affiliates;
			to October	payment guarantee provided
			2026	by the ultimate parent company
Bank 2	6,304,181	250,952,629	From January to	Properties of affiliates; machines and
			December	equipment of the Company; payment guarantee provided
			2026	by the ultimate parent company
Bank 3	913,404	36,360,177	From January	Shares of affiliates; machines and
			to December	equipment of the Company; payment guarantee provided
			2026	by the ultimate parent company
Bank 4	1,447,389	57,616,695	From February	Shares, deposit and properties of affiliates;
			to September	equipment and properties of the Company; payment guarantee provided
			2026	by the ultimate parent company
Bank 5	962,672	38,321,404	From May	Shares and properties of affiliates;
			to September	equipment and properties of the Company; payment guarantee provided
			2026	by the ultimate parent company
Bank 7	3,869,863	154,048,923	From January	Shares of affiliates;
			to June	payment guarantee provided by the
			2026	ultimate parent company
Bank 11	659,543	26,254,648	February 2026	Payments guaranteed by Standby
				Letter of Credit (“SBLC”) from a
				commercial bank
Bank 12	1,049,077	41,760,957	April 2026	Payments guarantee provided by the
				ultimate parent company and SBLC
				from a commercial bank
Bank 13	998,811	39,760,002	From May	Shares of affiliates and ultimate parent company;
			to August	payment guarantee provided
			2026	by the ultimate parent company
Loan from others	999,979	39,806,497	February 2026	Shares of affiliates; machines and
			to March	equipment of the Company; payment guarantee provided by the
			2026	ultimate parent company

TOTAL	26,872,866	1,069,737,112

Bank	VND million	Principal maturity date	Collateral
Bank 1	6,032,808	From January	Shares and properties of affiliates;
		to October	payment guarantee provided by the ultimate parent
		2025	company
Bank 2	6,602,705	From January	Shares and properties of affiliates; machines and
		to December	equipment of the Company; payment guarantee provided by the ultimate
		2025	parent company
Bank 3	2,606,592	From January	Shares of affiliates; payment guarantee provided by the
		to December	ultimate parent company
		2025
Bank 4	1,439,745	From January	Shares, bond and properties of affiliates;
		to September	machineries held by the Company and payment guarantee provided by the
		2025	ultimate parent company
Bank 5	1,088,269	From January	Shares and properties of affiliates;
		to September	machineries held by the Company and payment guarantee provided by the
		2025	ultimate parent company
Bank 6	462,805	From January	Vehicles under loan contract and
		to May	payment guarantee provided by the
		2025	ultimate parent company
Bank 7	3,984,964	From January	Shares of an affiliate;
		to June 2025	payment guarantee provided by the
			ultimate parent company
Bank 8	257,001	From January	Shares of the ultimate parent company
		to December	held by individuals and properties of an affiliate; payment guarantee provided by
		2025	ultimate parent company
Bank 9	780,625	From January	Letter of Comfort from the ultimate parent
		to March	company and Standby Letter of Credit
		2025	(“SBLC”) from a commercial bank
Bank 10	441,945	April 2025	Payment guarantee provided by the
			ultimate parent company and
			SBLC from
			a commercial bank
Bank 11	442,736	October 2025	Payment guarantee provided by
			Vingroup Investment
			Vietnam JSC and SBLC from
			a commercial bank
Loans from others	69,850	February 2025	Certain inventories (Note 8)
TOTAL	24,210,045

Loans and borrowings	Currency	Interest rate per annum applicable in 2024	Interest rate per annum applicable in 2025
Short-term Loans	VND	From 8.5% to 15%	From 8.5% to 15%
Short-term Loans	USD	From 6.3% to 10.5%	From 6.47% to 7.51%
Short-term Loans	EUR	From 5.8% to 6.73%	Not applicable
Short-term Loans	IDN	8.07%	Not applicable
Short-term Loans	INR	8.95%	Not applicable
Letter of Credit	VND	9.5%	Not applicable

Schedule of long-term loans from banks and interest rate

Lenders	As of December 31, 2025		Principal maturity date	Collateral
		USD
		(Convenience
	VND million	translation)
Syndicated loan No.1	11,098,426	441,798,734	From March 2026 to September 2030	(i)
In which: current portion	2,524,703	100,501,692
Syndicated loan No.2	4,309,592	171,553,362	June 2028	(i)
In which: current portion	22,295	887,504
Syndicated loan No.3	2,891,381	115,098,165	June 2028	(i)
In which: current portion	18,183	723,817
Syndicated loan No.4	1,576,144	62,742,088	From June 2026 to December 2026	(i)
In which: current portion	1,576,144	62,742,088
Syndicated loan No.5	2,969,431	118,205,127	From May 2026 to November 2029	(i)
In which: current portion	448,093	17,837,387
Syndicated loan No.6	1,385,750	55,163,011	From June 2027 to April 2032	(i)
In which: current portion	—	—
Syndicated loan No.7	5,688,690	226,451,574	From May 2027 to May 2029	(i)
In which: current portion	—	—
Loan from a financial institution	2,366,775	94,214,999	June 2028	(i)
In which: current portion	958	38,135
Bank 1	3,054,330	121,584,730	From September 2027 to December 2034	(i)
In which: current portion	—	—
Bank 2	2,555,435	101,725,051	September 2027	(i)
In which: current portion	—	—
Bank 3	2,500,834	99,551,531	From September 2027 to September 2028	(i)
In which: current portion	—	—
Bank 4	659,917	26,269,535
In which: current portion	659,917	26,269,535	August 2026	(i)
Bank 5	407,649	16,227,419	From March 2028 to December 2035	(i)
In which: current portion	—	—
Loan from others	7,777	309,582	May 2026	(ii)
In which: current portion	7,777	309,582
TOTAL	41,472,131	1,650,894,909
In which:
Non-current portion	36,214,061	1,441,585,168
Current portion	5,258,070	209,309,741

Lenders	As of December 31, 2024	Principal maturity date	Collateral
	VND million
Syndicated loan No.1	12,751,953	From March 2025 to September 2030	(i)
In which: current portion	2,491,712
Syndicated loan No.4	1,970,809	From June 2025 to December 2026	(i)
In which: current portion	447,924
Syndicated loan No.5	3,165,712	From May 2025 to November 2029	(i)
In which: current portion	358,603
Syndicated loan No.7	6,266,690	From November 2027 to November 2028	(i)
In which: current portion	3,941,273
Loan from others	48,146	From February 2025 to October 2026	(ii)
In which: current portion	39,658
TOTAL	24,203,310
In which:
Non-current portion	16,924,140
Current portion	7,279,170

(i)As of December 31, 2025 and 2024, these long-term loans were secured by:

●	Certain inventories and properties held by the Group and the Debt Service Reserve Account at the offshore account management bank, the Revenue Account at a commercial bank with outstanding balance and accumulated other related benefits arising from such account;
●	Certain shares of the Company and affiliates of the Group held by the ultimate parent company;
●	Certain properties held by affiliates;
●	Payment guarantee from the Company’s Managing Director and CEO, ultimate parent company and certain commercial banks.

(ii)As of December 31, 2025, these long-term loans were secured by certain inventories.

Loans and borrowings	Currency	Interest rate applicable in 2024	Interest rate applicable in 2025
Secured loans without swap contract	VND	Not applicable	Floating interest rate, of 14% per annum
Secured loans without swap contract	USD	Floating interest rate, from 7.12% to 9.08% per annum	Floating interest rate, from 6.2% to 9.02% per annum
Secured loans with floating interest rate swapped for fixed interest rate (also fixed transaction rate) under swap contracts (Note 21A)	USD	Fixed interest rate under swap contract, 4.1% per annum	Fixed interest rate under swap contract from 4.1% to 6.58% per annum
Secured loans	EUR	Floating interest rate, from 5.08% to 6.73% per annum	Floating interest rate, from 4.76% to 5.81% per annum
Secured loans	INR	Not applicable	Floating interest rate, from 9.20% to 11.45% per annum
Secured loans	IDR	Not applicable	Floating interest rate, from 8.46% to 9.43% per annum

Bonds
INTEREST-BEARING LOANS AND BORROWINGS
Schedule of interest-bearing loans and borrowings

Bonds	As of December 31, 2025		Principal maturity date	Interest rate	Collateral
		USD
		(Convenience
	VND million	translation)

Bond No.4	4,939,583	196,631,623	May 2028	Fixed interest rate at 12.5% per annum	(i)
Bond No.5	1,988,750	79,166,833	October 2026	Fixed interest rate at 13.5% per annum	(ii)
In which: current portion	1,988,750	79,166,833
Bond No.6	3,955,000	157,438,000	October 2029	Fixed interest rate at 13.5% per annum	(ii)
Bond No.7	496,250	19,754,389	December 2026	Fixed interest rate at 13.5% per annum	(iii)
In which: current portion	496,250	19,754,389
Bond No.8	2,439,584	97,113,331	June 2028	Fixed interest rate at 12.0% per annum	(iv)

TOTAL	13,819,167	550,104,176
In which:
Non-current portion	11,334,167	451,182,955
Current portion	2,485,000	98,921,221
(i)	This bond issue is secured by shares of affiliates under common control of the ultimate parent company; payment guaranteed by the ultimate parent company.
(ii)	This bond issue is secured by shares and real estates of affiliates under common control of the ultimate parent company; payment guaranteed by the ultimate parent company.
(iii)	This bond issue is secured by real estates of an affiliate under common control of the ultimate parent company; payment guaranteed by the ultimate parent,
(iv)	This bond issue is secured by shares of an affiliate under common control of the ultimate parent company; payment guaranteed by the ultimate parent company.

Bonds	As of December 31, 2024	Principal maturity date	Interest rate	Collateral
	VND million
Bond No.1	1,995,793	May 2025	Floating interest rate, annual interest rate from 9.775% to 10.175% per annum	(i)
In which: current portion	1,995,793
Bond No.2	4,992,091	From January to March 2025	Fixed interest rate from 14.4% to 14.5% per annum	(ii)
In which: current portion	4,992,091
Bond No.3	617,603	September 2025	Floating interest rate, annual interest rate from 10.875% to 11.225% per annum	(iii)
In which: current portion	617,603
Bond No.5	1,977,750	October 2026	Fixed interest rate at 13.5% per annum	(iv)
Bond No.6	3,951,000	October 2029	Fixed interest rate at 13.5% per annum	(iv)
Bond No.7	10,000	December 2026	Fixed interest rate at 13.5% per annum	(iv)

TOTAL	13,544,237
In which:
Non-current portion	5,938,750
Current portion	7,605,487
(i)	This bond issue is secured by shares of an affiliate held by the ultimate parent company; payment guaranteed by the ultimate parent company.
(ii)	This bond issue is secured by shares of an affiliate company held by the ultimate parent company and shares of the ultimate parent company held by Vietnam Investment Group Join Stock Company (“VIG”); payment guaranteed by the ultimate parent company.
(iii)	This bond issue is secured by shares of the ultimate parent company held by VIG; payment guaranteed by the ultimate parent company.
(iv)	This bond issue is secured by shares and real estates of affiliates under common control of the ultimate parent company; payment guaranteed by the ultimate parent company.